Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 11— Subsequent events

On February 1, 2025, the Company’s board of directors approved and declared a dividend distribution (“2025 Special Dividend”) of HKD 0.24 (US$0.03) per share, in an aggregate amount of HKD 4,661,580 (US$600,000) to the Company’s shareholders. The 2025 Special Dividend is expected to be paid out on or before March 31, 2025.

Other than the 2025 Special Dividend, the Company evaluated all other events and transactions that occurred after September 30, 2024 up through the date the Company issued the unaudited condensed consolidated financial statements. There were no other subsequent events occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.

Note 14 — Subsequent events

The Company evaluated all events and transactions that occurred after March 31, 2024 up through the date the Company issued the consolidated financial statements. There were no subsequent events occurred that would require recognition or disclosure in the Company’s consolidated financial statements.